(LOSS) PER SHARE (Details 1) - shares	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,217,300	868,000
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	378,740	243,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share		33,888